New Accounting Standards (Tables)	9 Months Ended
Sep. 30, 2013
Accounting Changes and Error Corrections [Abstract]
Schedule of New Accounting Pronouncements and Changes in Accounting Principles
New accounting standards that could significantly affect the company's Condensed Consolidated Financial Statements are summarized as follows:

Issued	Description	Effective Date for Chiquita	Effect on Chiquita's Consolidated Financial Statements
July 2013	Requires unrecognized tax benefits to be presented as a decrease in net operating loss, similar tax loss or tax credit carryforward if certain criteria are met.	Prospectively, beginning January 1, 2014; early adoption permitted.	The company is evaluating the impact of the standard as it may affect balance sheet classification of certain unrecognized tax benefits.